SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 16, 2023, the Company issued a promissory note (the “Working Capital Loan”) in the principal amount of up $800,000 to an affiliate of the Company’s Sponsor (the “Payee”), for working capital. The Working Capital Loan bears no interest and is due and payable upon the earlier to occur of (i) the date on which the Company’s initial business combination is consummated and (ii) the liquidation of the Company on or before March 6, 2023 (unless extended to June 6, 2023) or such later liquidation date as may be approved by the Company’s stockholders. At the election of the Payee, the unpaid principal amount of the Working Capital Loan may be converted into units of the Company (the “Conversion Units”) with the total Conversion Units so issued will be equal to: (x) the portion of the principal amount of the Working Capital Loan being converted divided by (y) the conversion price of ten dollars ($10.00), rounded up to the nearest whole number of units.

Merger Agreement

On February 13, 2023, the Company (after the Effective Time, “PubCo”) entered into an agreement and plan of merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”) with ROC Merger Sub, Inc., a Delaware corporation and a direct, wholly owned subsidiary of the Company (“Merger Sub”), and Drilling Tools International Holdings, Inc., a Delaware corporation (“Drilling Tools”). Pursuant to the terms of the Merger Agreement, a business combination between the Company and Drilling Tools will be effected through the merger of Merger Sub with and into Drilling Tools, with Drilling Tools surviving the merger as a wholly owned subsidiary of PubCo (the “Merger,” and together with the other transactions contemplated by the Merger Agreement and the other agreements contemplated thereby, the “Transactions”). The board of directors of the Company unanimously (i) approved and declared advisable the Merger Agreement and the Transactions and (ii) resolved to recommend the approval and adoption of the Merger Agreement and the Transactions by the stockholders of the Company.

Support Agreements

In connection with the execution of the Merger Agreement, the Sponsor, entered into a support agreement with Drilling Tools and the Company (the “Sponsor Support Agreement”) pursuant to which the Sponsor has agreed to vote all Subject Shares (as therein defined) beneficially owned by it in favor of the Merger. Further, pursuant to the Sponsor Support Agreement, in order to induce Drilling Tools to enter into the Merger Agreement, the Sponsor agrees to forfeit up to 50% of the Founder Shares (as therein defined) to the Company for reissuance to investors in connection with the Equity Financing and (b) to split the remainder of the Founder Shares with Drilling Tools stockholders as set forth in the Sponsor Support Agreement.

Amended and Restated Registration Rights Agreement

In connection with the Transactions, the Company and certain stockholders of each of the Company and Drilling Tools who will receive PubCo Common Stock pursuant to the Merger Agreement have entered into an amended and restated registration rights agreement (“Registration Rights Agreement”), to become effective upon the Closing.

Lock-up Agreement and Arrangements

Prior to the consummation of the Transactions, certain Drilling Tools stockholders, including all existing stockholders of Drilling Tools holding greater than 5% of its share capital, will enter into a lock-up agreement (the “Drilling Tools Stockholder Lock-up Agreement”) with the Company. In addition, the Company and Sponsor intend to undertake an amendment and restatement to the Stock Escrow Agreement, dated December 1, 2021, by and among the Company, Sponsor and the escrow agent named therein (the “Escrow Agreement” and, when amended and restated, the “Amended and Restated Escrow Agreement”) to align Sponsor’s restrictions on transfer with respect to all shares of Common Stock it owns (which will be PubCo Common Stock after the Closing), including the Founder Shares, to those described below. Under the terms of the Drilling Tools Stockholder Lock-up Agreement, and under the terms of the Sponsor lock-up provisions to be contained in the Amended and Restated Escrow Agreement, such Drilling Tools stockholders and Sponsor, will each agree, subject to certain customary exceptions, that during the period that is the earlier of (i) the date that is 180 days following the Closing Date, and (ii) the date specified in a written waiver of the provisions of the Drilling Tools Stockholder Lock-up Agreement duly executed by Sponsor and the Company, not to offer, sell, contract to sell, pledge or otherwise dispose of, directly or indirectly, any Lock-up Shares, enter into a transaction that would have the same effect, or enter into any swap, hedge or other arrangement that transfers, in whole or in part, any of the economic consequences of ownership of such Lock-up Shares (whether any of these transactions are to be settled by delivery of any such Lock-up Shares, in cash or otherwise), publicly disclose the intention to make any offer, sale, pledge or disposition, or to enter into any transaction, swap, hedge or other arrangement, or engage in any “short sales” as defined in Rule 200 promulgated under Regulation SHO under the Exchange Act, or any type of direct and indirect stock pledges, forward sale contracts, options, puts, calls, swaps and similar arrangements (including on a total return basis), or sales or other transactions through non-US broker dealers or foreign regulated brokers. As used herein, “Lock-up Shares” means, (a) in the case of Drilling Tools Stockholders, those shares of PubCo Common Stock received by such Drilling Tools stockholder (the “Holder”) as merger consideration in the Transactions and beneficially owned by such Drilling Tools Stockholder as specified on the signature block of the Drilling Tools Stockholder Lock-up Agreement, and (b) in the case of Sponsor, the Escrow Shares (as defined in the Escrow Agreement).

Director Nomination Agreement

In connection with the Closing, the Company and the Sponsor will enter into a director nomination agreement (the “Director Nomination Agreement”) pursuant to which PubCo agrees to nominate an individual designated by the Sponsor to serve on the board of directors of the PubCo as a Class III director of PubCo, effective as of immediately after the Effective Time.

The foregoing descriptions of agreements and the transactions and documents contemplated thereby are not complete and are subject to and qualified in their entirety by reference to the Merger Agreement, Sponsor Support Agreement, Drilling Tools Stockholder Support Agreement, Registration Rights Agreement, Drilling Tools Stockholder Lock-up Agreement and Director Nomination Agreement, copies of which are filed with this Current Report on Form 8-K filed on February 14, 2023.

Second Extension

On March 3, 2023, the Company extended the date by which the Company has to consummate a business combination from March 6, 2023 to June 6, 2023 (the “Second Extension”). The Second Extension is the second of two three-month extensions permitted under the Company’s governing documents. On March 2, 2023, the Company issued a promissory note in the principal amount of $2,070,000 (the “Second Extension Payment”) to an affiliate of the Company’s Sponsor in connection with the Second Extension. In connection with the Second Extension, the Sponsor has notified the Company that the Second Extension Payment (representing $0.10 per public share) was deposited into the Company’s trust account on March 6, 2023.

Amendment to the Business Combination Marketing Agreement

In connection with the Merger Agreement on February 13, 2023, the Company has amended EarlyBirdCapital’s fees under the Business Combination Marketing Agreement (See Note 6).